SIGNIFICANT ACCOUNTING POLICIES - Sales and marketing expenses, Operating Leases, Share-based compensation, Segment reporting and Statutory reserves (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Sales and marketing expenses
Advertising costs		¥ 199,500	¥ 98,500	¥ 104,900
Segment reporting
Number of reportable segments | segment		1
Statutory reserves
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)	10.00%	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)	50.00%	50.00%
Minimum percentage of after-tax profit transferred by VIEs to statutory surplus fund (as a percent)	10.00%	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory surplus funds (as a percent)	50.00%	50.00%
Reserves allowed to transfer in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation		¥ 0
Appropriations to other reserve funds		¥ 0	0	0
Stock options
Share-based compensation
Vesting period (in years)		4 years
Exercise Price | $ / shares	$ 0.0001
Restricted share units
Share-based compensation
Vesting period (in years)		4 years
Maximum
Operating leases
Initial lease term (in years)	5 years	5 years
Statutory Reserves
Statutory reserves
Appropriation to statutory reserves		¥ 144,401	¥ 53,858	¥ 1,900